SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	6 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	3,468,593	3,468,593	1,883,343	820,010
Number of stock options, Exercisable	2,117,347	2,117,347
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	543,333	543,333
Number of stock options, Exercisable	510,000	510,000
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 1.11	$ 1.50
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Sep. 01, 2025
Number of stock options, Exercise price | (per share)	$ 1.66	$ 2.25
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	33,333	33,333
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jan. 28, 2025
Number of stock options, Exercise price | (per share)	$ 2.21	$ 3.00
Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	50,000	50,000
Number of stock options, Exercisable	33,333	33,333
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 6.20	$ 8.40
Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	16,677	16,677
Number of stock options, Exercisable	11,118	11,118
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 5.90	$ 8.00
Stock option six [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	900,000	900,000
Number of stock options, Exercisable	337,500	337,500
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 2.63	$ 3.56
Stock option seven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	300,000	300,000
Number of stock options, Exercisable	300,000	300,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 2.95	$ 4.00
Stock option eight [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	816,500	816,500
Number of stock options, Exercisable	802,063	802,063
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 1.22	$ 1.65
Stock option nine [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	100,000	100,000
Number of stock options, Exercisable	25,000	25,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 1.48	$ 2.01
Stock option ten [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	423,750	423,750
Number of stock options, Exercisable
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 1.21	$ 1.60
Stock option eleven [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding	245,000	245,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Jun. 28, 2028
Number of stock options, Exercise price | (per share)	$ 1.85	$ 2.45